Investment Objectives and Goals	Mar. 12, 2025
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE ETF FOR MASSACHUSETTS RESIDENTS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents (the “Fund”) seeks attractive after-tax income for Massachusetts residents, consistent with preservation of capital.
BondBloxx IR+M Tax-Aware ETF for California Residents
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE ETF FOR CALIFORNIA RESIDENTS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware ETF for California Residents (the “Fund”) seeks attractive after-tax income for California residents, consistent with preservation of capital.
BondBloxx IR+M Tax-Aware ETF for New York Residents
Prospectus [Line Items]
Risk/Return [Heading]	BONDBLOXX IR+M TAX-AWARE ETF FOR NEW YORK RESIDENTS
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The BondBloxx IR+M Tax-Aware ETF for New York Residents (the “Fund”) seeks attractive after-tax income for New York residents, consistent with preservation of capital.